Note 25 - Other Gains (Losses), Net	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other net gains and losses explanatory [text block]
25.	Other gains (losses), net

	Year ended December 31,
	2025	2024	2023
Rental income	$176,879	$105,271	$16,892
Expenses on investment in rent-a-captive company (Refer to Note 6)	-	(46,146)	(78,128)
Loss on sale of equity shares held-for-trading	(265,108)	-	-
Write-back of accounts and other payables	11,976	-	263,237
Other losses, net	(27,660)	(26,769)	(14,582)
	$(103,913)	$32,356	$187,419